UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scotsman Capital Management LLC
Address: 10 Rockefeller Plaza

         New York, NY  10020

13F File Number:  28-11729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James R. Gallop
Title:     Managing Partner
Phone:     212-713-7663

Signature, Place, and Date of Signing:

     James R. Gallop     New York, NY/USA     February 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $251,422 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLSTATE CORP                  COM              020002101    10011   153749 SH       Sole                        0        0   153749
AMERICAN INTL GROUP INC        COM              026874107     1548    21601 SH       Sole                        0        0    21601
AMERICAN SUPERCONDUCTOR CORP   COM              030111108      510    52000 SH       Sole                        0        0    52000
AMGEN INC                      COM              031162100     6911   101178 SH       Sole                        0        0   101178
ANHEUSER BUSCH COS INC         COM              035229103     6893   140105 SH       Sole                        0        0   140105
AT&T INC                       COM              00206R102     1519    42500 SH       Sole                        0        0    42500
BANK OF AMERICA CORPORATION    COM              060505104    10850   203224 SH       Sole                        0        0   203224
BECKMAN COULTER INC            COM              075811109     7113   118950 SH       Sole                        0        0   118950
BECTON DICKINSON & CO          COM              075887109     5020    71560 SH       Sole                        0        0    71560
BP PLC                         SPONSORED ADR    055622104     7770   115800 SH       Sole                        0        0   115800
CAPITAL ONE FINL CORP          COM              14040H105      207     2695 SH       Sole                        0        0     2695
CHEVRON CORP NEW               COM              166764100     7980   108528 SH       Sole                        0        0   108528
CISCO SYS INC                  COM              17275R102     9820   359311 SH       Sole                        0        0   359311
CITIGROUP INC                  COM              172967101    10603   190354 SH       Sole                        0        0   190354
COCA COLA CO                   COM              191216100      312     6466 SH       Sole                        0        0     6466
COMCAST CORP NEW               CL A SPL         20030N200    11780   281272 SH       Sole                        0        0   281272
CONOCOPHILLIPS                 COM              20825C104     7541   104814 SH       Sole                        0        0   104814
DU PONT E I DE NEMOURS & CO    COM              263534109    10547   216530 SH       Sole                        0        0   216530
DUKE ENERGY CORP NEW           COM              26441C105      332    10000 SH       Sole                        0        0    10000
EATON CORP                     COM              278058102     8773   116750 SH       Sole                        0        0   116750
EDUCATION RLTY TR INC          COM              28140H104      789    53400 SH       Sole                        0        0    53400
EOG RES INC                    COM              26875P101     4489    71880 SH       Sole                        0        0    71880
EXXON MOBIL CORP               COM              30231G102     9058   118208 SH       Sole                        0        0   118208
FEDEX CORP                     COM              31428X106    10250    94370 SH       Sole                        0        0    94370
GAP INC DEL                    COM              364760108     4881   250323 SH       Sole                        0        0   250323
GENERAL ELECTRIC CO            COM              369604103    12393   333062 SH       Sole                        0        0   333062
HOME DEPOT INC                 COM              437076102      877    21850 SH       Sole                        0        0    21850
HONEYWELL INTL INC             COM              438516106     6069   134152 SH       Sole                        0        0   134152
INTERNATIONAL BUSINESS MACHS   COM              459200101      220     2269 SH       Sole                        0        0     2269
JOHNSON & JOHNSON              COM              478160104     9889   149787 SH       Sole                        0        0   149787
JP MORGAN CHASE & CO           COM              46625H100    12432   257385 SH       Sole                        0        0   257385
KEYCORP NEW                    COM              493267108     2077    54618 SH       Sole                        0        0    54618
MICROSOFT CORP                 COM              594918104    12029   402847 SH       Sole                        0        0   402847
MOTOROLA INC                   COM              620076109     7324   356230 SH       Sole                        0        0   356230
PFIZER INC                     COM              717081103      839    32406 SH       Sole                        0        0    32406
SUNTRUST BKS INC               COM              867914103     6474    76660 SH       Sole                        0        0    76660
TEXAS INSTRS INC               COM              882508104     4398   152710 SH       Sole                        0        0   152710
TRANSOCEAN INC                 ORD              G90078109     7458    92195 SH       Sole                        0        0    92195
US BANCORP DEL                 COM NEW          902973304     1574    43500 SH       Sole                        0        0    43500
WAL MART STORES INC            COM              931142103    10830   234525 SH       Sole                        0        0   234525
WELLS FARGO & CO NEW           COM              949746101      561    15778 SH       Sole                        0        0    15778
XM SATELLITE RADIO HLDGS INC   CL A             983759101      471    32600 SH       Sole                        0        0    32600